Variable Interest Entities (Financial Information of Consolidated VIEs) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
ASSETS:
Cash and cash equivalents	$ 454,534	$ 571,139
Accounts receivable, net	57,389	91,636
Other current assets	5,805	6,668
Goodwill	10,257	27,504
Intangible assets, net	13,904	8,460
Other non-current assets	22,990	19,128
LIABILITIES:
Accounts payable	27,855	24,647
Receipts in advance and deferred revenue	45,343	42,917
Tax payables	18,211	19,468
Net revenue	324,935	416,475	$ 359,575
Net income	83,925	81,839	147,070
Net cash provided by/(used in) operating activities	199,512	200,795	205,662
Net cash provided by/(used in) investing activities	(25,066)	(256,426)	(230,178)
Net cash used in financing activities	(42,624)	15,013	(147,459)
Consolidated VIEs [Member]
ASSETS:
Cash and cash equivalents	345	3,275
Accounts receivable, net	5,832	10,140
Prepaid expense	595	1,154
Other receivable	1,282	8,155
Due from affiliates	360,402	328,227
Other current assets	988	3,582
Total current assets	369,444	354,533
Goodwill	10,257	10,257
Intangible assets, net	10,777	2,612
Deferred tax assets	1,590	2,187
Other non-current assets	100	391
Total assets	392,168	369,980
LIABILITIES:
Accounts payable	4,068	3,904
Accrued and other short-term liabilities	2,367	5,699
Due to affiliates	100,630	83,966
Due to Sohu	5	5
Receipts in advance and deferred revenue	30,602	29,597
Tax payables	206	413
Total current liabilities	137,878	123,584
Other long-term liabilities	14,895	15,645
Total liabilities	152,773	139,229
Net revenue	292,414	321,495	426,329
Net income	22,556	21,219	48,496
Net cash provided by/(used in) operating activities	2,693	(10,846)	(3,161)
Net cash provided by/(used in) investing activities	(5,684)	4,802	2,319
Net cash used in financing activities	0	$ 0	$ 0
Total of registered capital and PRC statutory reserves of VIEs	$ 6,700